Total
Mercer US Small/Mid Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, comprised primarily of capital appreciation.
Fees and Expenses

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Mercer US Small/Mid Cap Equity Fund	Adviser Class	Class I	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mercer US Small/Mid Cap Equity Fund		Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees	[1]	0.87%	0.87%	0.87%	0.87%
Distribution (12b-1) Fees		0.25%	none	none	none
Non-Distribution Shareholder Administrative Services Fees		0.25%	0.25%	0.15%	none
Other Expenses	[2]	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[3]	1.45%	1.20%	1.10%	0.95%
Less Fee Waivers	[1]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Net Annual Fund Operating Expenses	[3]	0.98%	0.73%	0.63%	0.48%
[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2024, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class, Class I and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[3]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included above.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2024).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Mercer US Small/Mid Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Adviser Class	100	412	747	1,695
Class I	75	334	614	1,413
Class Y-2	64	303	561	1,298
Class Y-3	49	256	480	1,123

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests principally in equity securities (such as common stock) issued by small-to-medium capitalization U.S. companies. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small to medium capitalization U.S. companies” to be U.S. companies with market capitalizations between $25 million and the largest company included in the Russell 2500® Index (as of June 30, 2023, $17.9 billion). The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Principal Risk Factors
Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the Russell 2500® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class, Class I or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Westfield Capital Management Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on August 15, 2005. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. Effective June 27, 2016, the Fund changed certain of its subadvisers and revised its principal investment strategies. For periods prior to June 27, 2016, the Fund’s past performance in the bar chart and table reflects the Fund’s prior subadviser lineup and principal investment strategies. GW&K Investment Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. Loomis, Sayles & Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. River Road Asset Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on April 30, 2019.

The Fund’s calendar year-to-date return as of June 30, 2023 was 7.14%.

The Fund’s highest return for a quarter during the periods shown above was 26.07%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the periods shown above was -30.23%, for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2022
Average Annual Returns - Mercer US Small/Mid Cap Equity Fund		1 Year	5 Years	10 Years
Class Y-3		(16.75%)	6.12%	9.54%
After Taxes on Distributions | Class Y-3		(18.29%)	3.39%	6.76%
After Taxes on Distributions and Sale of Fund Shares | Class Y-3		(8.82%)	4.38%	7.04%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	(18.37%)	5.89%	10.20%
[1]	The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.